Note 15 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31,
	2020	2019
Net operating revenues from:
Waste management services:
External customer revenues	$40,371	$48,731
Intersegment revenues	-	-
Total waste management services	40,371	48,731

Golf and related operations:
External customer revenues	18,349	19,626
Intersegment revenues	41	61
Total golf and related operations	18,390	19,687

Segment operating revenues	58,761	68,418
Intersegment eliminations	(41)	(61)
Total net operating revenues	$58,720	$68,357

Income (loss) before income taxes:
Waste management services	$4,588	$4,423
Golf and related operations	(190)	(803)
Segment income before taxes	4,398	3,620
Corporate interest expense	(1,170)	(770)
Corporate other income (expense), net	16	64
General corporate expenses	(3,192)	(3,289)
Income (loss) before income taxes	$52	$(375)

Depreciation and amortization expense:
Waste management services	$89	$59
Golf and related operations	2,671	2,330
Corporate	149	133
Total depreciation and amortization expense	$2,909	$2,522

Interest expense:
Waste management services	$6	$3
Golf and related operations	34	64
Corporate	1,170	770
Total interest expense	$1,210	$837

Gain on debt extinguishment:
Waste management services	$553	$-
Golf and related operations	248	-
Corporate	-	-
Total interest expense	$801	$-
	Year Ended December 31,
	2020	2019
Capital expenditures:
Waste management services	$99	$182
Golf and related operations	4,870	7,536
Corporate	118	204
Total capital expenditures	$5,087	$7,922
	December 31,
	2020	2019
Total assets:
Waste management services	$31,875	$31,574
Golf and related operations	57,863	55,369
Corporate	59,425	58,638
Subtotal	149,163	145,581
Elimination of intersegment receivables	(71,213)	(66,417)
Total assets	$77,950	$79,164